Other receivables (Details) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Value Added Tax receivables	kr 34,485	kr 17,360
Receivables from suppliers	22,176	40,263
Income tax receivable	3,781
Other	16,323	4,202
Total other receivables	kr 76,764	kr 61,824